SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The Company evaluated subsequent events to assess the need for potential recognition or disclosure in this report. Based upon this evaluation, it was determined that no additional subsequent events required recognition or disclosure in these consolidated financial statements, other than disclosures related to those outlined below.
Oxford Loan Agreement
On January 13, 2025, the Company entered into a Loan and Security Agreement, or the 2025 Loan Agreement, with Oxford. The 2025 Loan Agreement provides for a term loan facility of an aggregate principal amount of up to $150.0 million, or the Term Loan Facility, $100.0 million of which was funded on the consummation of the transaction, with the remaining $50.0 million to be funded upon the Company's request and at the Oxford’s sole discretion. The Term Loan Facility will mature on January 1, 2030, or the Maturity Date, and bears interest at (1)
5.61% plus (2) the greater of (i) the 1-Month Term Secured Overnight Financing Right as published by the CME Group or (ii) 4.34%. The repayment schedule provides for interest-only payments through February 1, 2028, with principal payments beginning on March 1, 2028. The interest-only period is followed by 23 months of equal payments of principal plus interest.
Upon the earliest to occur of (i) the Maturity Date, (ii) the acceleration of any term loan under the Term Loan Facility, or (iii) prepayment of any term loan under the Term Loan Facility, the Company will be required to make a final payment of 9.0% of the total repaid principal amount. The Company has the option to prepay the outstanding balance of the term loan in full prior to the Maturity Date, subject to a prepayment fee ranging from 2.0% to 5.0%, depending on the timing of the prepayment. All obligations under the Oxford Loan Agreement and the other loan documents are secured by a first priority perfected lien on, and security interest in, substantially all present and future assets of the Company, subject to certain exceptions.
In connection with the initial tranche of funding under the Term Loan Facility, the Company issued warrants to Oxford, or the Term A Warrants, to purchase 140,741 shares of the Company’s common stock at an exercise price of $14.21 per share. The Term A Warrants are immediately exercisable, and the exercise period will expire 10 years from the date of issuance.